Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023	December 31, 2022
NET LIABILITY AT BEGINNING OF PERIOD	(1,669)	(1,635)	(6,839)
Recognized in profit or loss	329	140	2,594
Recognized in other comprehensive income	200	(116)	942
Foreign currency translation differences	80	(57)	184
Reclassification equity-settled LTIPs	—	—	1,484
NET LIABILITY AT END OF PERIOD	(1,060)	(1,669)	(1,635)

Present value of funded obligation	(5,488)	(5,330)	(4,595)
Fair value of plan assets	5,315	5,173	4,434
	(173)	(157)	(161)
Present value of unfunded obligations	(887)	(1,512)	(1,474)
NET LIABILITY	(1,060)	(1,669)	(1,635)

Amounts in the balance sheet:
Liabilities	(1,060)	(1,669)	(1,635)
Assets	—	—	—
NET LIABILITY	(1,060)	(1,669)	(1,635)